Document And Entity Information	6 Months Ended
Jun. 30, 2019
Document And Entity Information [Abstract]
Entity Registrant Name	PARKERVISION INC
Document Type	POS AM
Document Period End Date	Jun. 30, 2019
Amendment Flag	true
Amendment Description	ParkerVision, Inc. is filing this Amendment No. 1 (the “Amendment”) to its Registration Statement on Form S-1 (File No. 333-233390) as an exhibits only filing to file Exhibit 101. Accordingly, this Amendment consists only of the facing page of the Registration Statement, this explanatory note, Part II of the Registration Statement, the signature pages to the Registration Statement and the filed exhibits. The prospectus has not changed and has been omitted.
Entity Central Index Key	0000914139
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false